OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Schedule of composition of other non-financial assets
The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Advance payments
Aircraft insurance and other	29,541	31,465	—	—	29,541	31,465
Others	8,520	7,097	21,326	24,156	29,846	31,253
Subtotal advance payments	38,061	38,562	21,326	24,156	59,387	62,718

(b) Contract assets (1)
GDS costs	24,205	23,078	—	—	24,205	23,078
Credit card commissions	43,238	33,590	—	—	43,238	33,590
Travel agencies commissions	11,081	8,898	—	—	11,081	8,898
Subtotal advance payments	78,524	65,566	—	—	78,524	65,566
(c) Other assets
Sales tax	118,306	98,142	10,443	6,900	128,749	105,042
Other taxes	401	226	—	—	401	226
Contributions to the International Aeronautical Telecommunications Society (“SITA”)	779	628	120	271	899	899
Contributions to Aeronautical Service Companies	—	—	60	60	60	60
Judicial deposits	—	537	61,568	58,029	61,568	58,566
Subtotal other assets	119,486	99,533	72,191	65,260	191,677	164,793
Total Other Non - Financial Assets	236,071	203,661	93,517	89,416	329,588	293,077

Schedule of movement of contracts assets	Movement of Contracts assets:

	Initial balance	Activation	Cumulative translation adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2023	48,566	242,717	2,033	(220,957)	72,359
From January 1 to December 31, 2024	72,359	233,572	(6,177)	(234,188)	65,566
From January 1 to December 31, 2025	65,566	243,722	2,253	(233,017)	78,524